Restricted Net Assets	6 Months Ended
Jun. 30, 2023
Restricted Net Assets [Abstract]
Restricted net assets
15.	Restricted net assets
There is no other restriction on use of proceeds generated by the Group’s subsidiaries to satisfy any obligations of the Company.